Segment Reporting (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018
Segment Revenue & Other income
Hyperimmune products revenue		$ 1,898,982	$ 2,015,851		$ 1,456,911
Cost of sales of goods		(688,836)	(667,371)		(418,693)
Gross profit		1,829,730	1,720,055		1,424,216
Other income		473,674	532,050		1,849,163
Other gains/(losses) – net		11,335	38,413		95,167
General and administrative expenses	[1]	(3,170,078)	(5,037,806)		(3,470,229)
Research and development expenses		(1,178,685)	(1,044,528)		(2,257,224)
Selling and marketing expenses		871,551	864,644		686,714
Operating profit/(loss)		(2,905,575)	(4,656,460)		(3,045,621)
Finance income			39		1,238
Finance costs		(21,631)			(24,199)
Income tax expense
Profit/(loss) for the year	[1]	(2,927,206)	(4,656,421)		(3,068,582)
Assets
Segment assets		6,202,163	8,561,647		9,242,688
Total assets		6,202,163	8,561,647		9,242,688
Liabilities
Segment liabilities		558,250	1,210,511		803,338
Total liabilities		558,250	1,210,511		803,338
Research and Development [Member]
Segment Revenue & Other income
Hyperimmune products revenue
Cost of sales of goods
Gross profit
Other income		308,225	531,005		1,849,123
Other gains/(losses) – net
General and administrative expenses				[1]		[1]
Research and development expenses		(1,178,685)	(1,044,528)		(2,257,224)
Selling and marketing expenses
Operating profit/(loss)		(870,460)	(513,523)	[1]	(408,101)	[1]
Finance income
Finance costs
Income tax expense
Profit/(loss) for the year		(870,460)	(513,523)	[1]	(408,101)	[1]
Assets
Segment assets		308,225	531,828		1,191,029
Total assets		308,225	531,828		1,191,029
Liabilities
Segment liabilities		101,092	221,520		174,434
Total liabilities		101,092	221,520		174,434
HyperImmune Products [Member]
Segment Revenue & Other income
Hyperimmune products revenue		2,518,566	2,387,426		1,842,909
Cost of sales of goods		(688,836)	(667,371)		(418,693)
Gross profit		1,829,730	1,720,055		1,424,216
Other income		10,545	1,045		40
Other gains/(losses) – net			(13,394)		(163,600)
General and administrative expenses				[1]		[1]
Research and development expenses
Selling and marketing expenses		(871,551)	(864,644)		(686,714)
Operating profit/(loss)		968,724	843,062	[1]	573,942	[1]
Finance income
Finance costs
Income tax expense
Profit/(loss) for the year		968,724	843,062	[1]	573,942	[1]
Assets
Segment assets		2,539,503	2,705,330		3,162,045
Total assets		2,539,503	2,705,330		3,162,045
Liabilities
Segment liabilities		30,377	191,836		26,009
Total liabilities		30,377	191,836		26,009
Unallocated [Member]
Segment Revenue & Other income
Hyperimmune products revenue
Cost of sales of goods
Gross profit
Other income		154,904
Other gains/(losses) – net		11,335	51,807		258,767
General and administrative expenses		(3,170,078)	(5,037,806)	[1]	(3,470,229)	[1]
Research and development expenses
Selling and marketing expenses
Operating profit/(loss)		(3,003,839)	(4,985,999)	[1]	(3,508,666)	[1]
Finance income			39		1,238
Finance costs		(21,631)			(24,199)
Income tax expense
Profit/(loss) for the year		(3,025,470)	(4,985,960)	[1]	(3,531,627)	[1]
Assets
Segment assets		3,354,435	5,324,489		4,889,614
Total assets		3,354,435	5,324,489		4,889,614
Liabilities
Segment liabilities		426,781	797,155		602,895
Total liabilities		$ 426,781	$ 797,155		$ 602,895

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.